Lease (Tables)	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease	Supplemental balance sheet information related to the operating lease was as follows:
	As of June 30,
	2024	2023
Right-of-use assets	$35,273	$84,892

Operating lease liabilities - current	$45,269	$65,115
Operating lease liabilities - non-current	-	39,634
Total operating lease liabilities	$45,269	$104,749
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.68
Weighted average discount rate	6.92%

Schedule of Future Minimum Rent Payable	As of June 30, 2024, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:
2025	46,454
Less: imputed interest	(1,185)
Present value of lease liabilities	$45,269